INVENTORIES (Tables)	12 Months Ended
Aug. 31, 2020
Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	AUGUST 31, 2020
		FAIR VALUE
	CAPITALIZED COST	ADJUSTMENT	CARRY ING VALUE
Plants in drying stage	$2,036	$1,841	$3,877
Dry cannabis
Available for packaging	13,124	7,808	20,932
Packaged inventory	3,707	1,956	5,663
Flower and trim available for extraction	849	1,062	1,911
Concentrated extract	13,252	6,130	19,382
Formulated extracts
Available for packaging	1,097	384	1,481
Packaged inventory	1,045	226	1,271
Packaging and supplies	11,848	—	11,848
	$46,958	$19,407	$66,365

	AUGUST 31, 2019
		FAIR VALUE
	CAPITALIZED COST	ADJUSTMENT	CARRY ING VALUE
Plants in drying stage	$1,945	$4,256	$6,201
Dry cannabis
Available for packaging	5,261	12,718	17,979
Packaged inventory	4,205	2,549	6,754
Flower and trim available for extraction	4,433	12,193	16,626
Concentrated extract	15,393	21,573	36,966
Formulated extracts
Available for packaging	754	1,121	1,875
Packaged inventory	728	425	1,153
Packaging and supplies	5,590	—	5,590
	$38,309	$54,835	$93,144